Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent Company [Member] - USD ($)		Dec. 31, 2021	Jun. 30, 2021
ASSETS
Cash		$ 25,256,901	$ 4,260
Prepaid expenses and other current assets		1,207,417	679,266
Due from related party		71
TOTAL CURRENT ASSETS		26,464,389	683,526
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries		27,390,107	18,869,579
TOTAL ASSETS		53,854,496	19,553,105
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable		70,000
Due to a related party			225,000
TOTAL CURRENT LIABILITIES		70,000	225,000
TOTAL LIABILITIES		70,000	225,000
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.001 per share; 44,000,000 Class A ordinary shares authorized as of June 30, 2020 and 2021; 11,021,834 and 12,086,923 Class A ordinary shares issued and outstanding as of June 30, 2020 and 2021 respectively; 6,000,000 Class B ordinary shares authorized, 5,763,077 Class B ordinary shares issued and outstanding as of June 30 2020 and 2021 respectively.) *	[1]	24,050	17,850
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		40,706,356	6,643,118
Retained earnings		12,186,391	11,739,756
Accumulated other comprehensive (loss) income		883,140	942,822
TOTAL SHAREHOLDERS’ EQUITY		53,784,496	19,328,105
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 53,714,496	$ 19,553,105

[1]	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).